INVESTMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Schedule of investment
	September 30, 2020	December 31, 2019

Investment in Vivi Holdings, Inc.	$1,019,961	$1,019,961
Impairment provision	(1,019,960)	-
	$1	$1,019,961

December 31, 2019

Investment in Vivi Holdings, Inc.	$1,019,961